Debt securities in issue - Securitisation programmes (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Securities lending | Securitisation programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	£ 32,999	£ 35,475
Securities lending | Covered bond programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	35,384	31,989
Notes in issue | Securitisation programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	26,802	25,196
Notes in issue | Securitisation programme | Less held by the group
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	21,776	21,536
Notes in issue | Securitisation programme | Total
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	5,026	3,660
Notes in issue | Covered bond programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	27,412	26,832
Notes in issue | Covered bond programme | Less held by the group
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	700	700
Notes in issue | Covered bond programme | Total
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	£ 26,712	£ 26,132